Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
Related Party Transactions	Related Party Transactions
The key management personnel that are principally responsible for the operations of the Partnership are as follows:

Name	Position
Ingvild Sæther	President and Chief Executive Officer, Altera Infrastructure Group Ltd.
Jan Rune Steinsland	Chief Financial Officer, Altera Infrastructure Group Ltd.
Duncan Donaldson	General Counsel, Altera Infrastructure Group Ltd.
For the years ended December 31, 2021, 2020 and 2019 the total compensation expenses of these three key management personnel of the Partnership are as follows:

	Salary $	Bonus $	Pension Benefits $	Other Benefits $	Total Compensation $
2021	1,585	1,788	93	70	3,536
2020	1,317	1,570	88	88	3,063
2019	1,218	595	81	146	2,040
The Partnership is a party to the following transactions with related parties:
a)On August 27, 2021, a wholly owned subsidiary of the Partnership, Altera Infrastructure Holdings L.L.C., as issuer, and the Partnership, as parent guarantor, entered into an agreement to exchange an aggregate of $699.3 million of indebtedness in the Partnership with interest rates ranging from 5.00% to 11.50% and with maturities ranging from 2022 to 2024 (the Brookfield Exchanges). The exchanges included $415.2 million in aggregate principal amount of the 8.50% Senior Notes, $236.9 million in aggregate principal amount of loans relating to an unsecured revolving credit facility provided by Brookfield, which was due to mature in October 2024, $30.0 million in aggregate principal amount of loans relating to an unsecured revolving credit facility provided by Brookfield, which was due to mature in February 2022, and $17.2 million in aggregate principal amount of loans relating to an unsecured revolving credit facility provided by Brookfield, which was due to mature in July 2022, in each case for newly issued 11.50% Senior Secured PIK Notes due August 2026 in an equal aggregate principal amount. As at December 31, 2021, the Partnership has accrued a total of $27.7 million of PIK interest, increasing the principal amount of the 11.50% PIK Notes in an amount equal to the interest. Any outstanding principal balances are due on the maturity date.
On July 2, 2018, the Partnership issued, in a U.S. private placement, a total of $700.0 million senior unsecured bonds due in July 2023. The interest payments on the bonds were fixed at a rate 8.50% (see Note 19 for additional information). Brookfield purchased $500.0 million of these bonds and as at the date of the Brookfield Exchanges, August 27, 2021, Brookfield held $411.3 million of these bonds (December 31, 2020 - $411.3 million). As part of the Brookfield Exchanges, Altera Infrastructure Holdings L.L.C. issued to Brookfield additional 11.50% PIK Notes in an aggregate principal amount equal to the $4.0 million then accrued and unpaid interest under the exchanged 8.50% Senior Notes. Consistent with the Partnership’s new accounting policy election in August 2021, these notes have been retrospectively reclassified from Borrowings (non-current) to Due to related parties (non-current) on the Partnership's consolidated statements of financial position. Please refer to Note 2i for additional information.
As of August 27, 2021, the date of the Brookfield Exchanges, the Partnership had an undrawn balance of $nil (December 31, 2020 - $nil) relating to an unsecured revolving credit facility provided by Brookfield, which had previously provided for borrowings of up to $225.0 million and matured on October 31, 2024. The interest payments on the facility were based on LIBOR plus a margin of 5.00%. The facility provided the Partnership the option to defer interest payments of up to $25.0 million until maturity. As at August 27, 2021, the Partnership had deferred a total of $11.9 million of interest payments, which deferred interest was exchanged for the issuance to Brookfield as part of the Brookfield Exchanges of additional 11.50% PIK Notes with an aggregate principal amount of $11.9 million. The Partnership had previously determined that, as the interest rate under the revolving credit facility was deemed to be at below market terms, Brookfield was acting in its capacity as an equity owner and the Partnership recorded a $37.1 million decrease in the carrying value of the facility, which was classified as an equity contribution in the Partnership's consolidated statements of changes in equity during the year ended December 31, 2020. As a result of the Brookfield Exchanges, the Partnership determined that the 11.50% PIK Notes were issued at fair value and therefore the then-remaining unamortized discount of $28.0 million was recorded as a loss through Gain (loss) on modification of financial liabilities, net on the Partnership’s consolidated statements of income (loss) during the year ended December 31, 2021.
Prior to the Brookfield Exchanges, during the year ended December 31, 2021, the Partnership entered into an unsecured revolving credit facility provided by Brookfield, which had previously provided for borrowings of up to $30.0 million and as at the date of the Brookfield Exchanges, August 27, 2021, was fully drawn. The interest payments on the facility were based on LIBOR plus a margin of 5.00% and the facility matured in February 2022. Any outstanding principal balances were due on the maturity date. During the year ended December 31, 2021, the Partnership determined that the interest rate under the facility was deemed to be at below market terms and therefore, Brookfield was acting in its capacity as an equity owner. The Partnership recorded a $1.3 million decrease in the carrying value of the facility, which was classified as an equity contribution in the Partnership's consolidated statements of changes in equity during the year ended December 31, 2021. As a result of the Brookfield Exchanges, the Partnership determined that the 11.50% PIK Notes were issued at fair value and therefore the then-remaining unamortized discount of $0.5 million was recorded as a loss through Gain (loss) on modification of financial liabilities, net on the Partnership’s consolidated statements of income (loss) during the year ended December 31, 2021.
Prior to the Brookfield Exchanges, during the year ended December 31, 2021, a subsidiary of the Partnership entered into an unsecured revolving credit facility provided by Brookfield, which had previously provided for borrowings of up to $17.0 million and as at the date of the Brookfield Exchanges, August 27, 2021, was fully drawn. Borrowings under the facility bore interest solely in kind at a rate of 11.50% per annum. The facility had a maturity date of July 2022. Any outstanding principal balances were due on the maturity date. As part of the Brookfield Exchanges, Holdco issued to Brookfield additional 11.50% PIK Notes with an aggregate principal amount of $0.2 million, equal to the then accrued and unpaid interest under the term loan facility.
b)On December 14, 2021, a wholly owned subsidiary of the Partnership, Altera Shuttle Tankers L.L.C., entered into an agreement with Brookfield to issue $70.0 million aggregate principal amount unsecured PIK notes (or the 12.50% PIK Notes), which contemporaneously discharged the then-existing $70.0 million unsecured revolving credit facility which was fully drawn, accrued interest at a rate equal to LIBOR plus a margin of 5.00% and was due to mature in February 2022. Interest under the 12.50% Notes is payable in kind at a fixed rate of 12.50% and the facility matures in June 2026. The 12.50% PIK Notes are to be listed on The International Stock Exchange. Additional 12.50% PIK Notes may only be issued to satisfy the interest payable under the notes. As at December 31, 2021, the Partnership has accrued a total of $0.5 million of PIK interest, increasing the outstanding principal amount of the 12.50% PIK Notes in an amount equal to the interest. Any outstanding principal balances are due on the maturity date.
During the year ended December 31, 2021, the Partnership determined that the interest rate under the $70.0 million revolving credit facility described above was deemed to be at below market terms and therefore, Brookfield was acting in its capacity as an equity owner. The Partnership recorded a $0.6 million decrease in the carrying value of the facility, which was classified as an equity contribution in the Partnership's consolidated statements of changes in equity during the year ended December 31, 2021.
As at December 31, 2021, the contractual maturities of the Partnership's borrowings due to related parties were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings due to related parties:
11.50% Senior Secured PIK notes	727.0	—	—	—	—	727.0	—
12.50% Unsecured PIK notes	70.5	—	—	—	—	70.5	—
Total borrowings due to related parties	797.5	—	—	—	—	797.5	—
As at December 31, 2021, the Partnership was in compliance with the covenant requirements of these facilities.
The Partnership also reimburses its general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Effective May 8, 2019, Teekay Corporation and its wholly-owned subsidiaries were no longer related parties of the Partnership. During the period prior to May 8, 2019, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation. The Partnership's related party transactions recognized in the consolidated statements of income (loss) were as follows for the periods indicated:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Revenues(1)	9,414	8,079	42,628
Direct operating costs(2)	—	—	(2,535)
General and administrative expenses(3)	(1,119)	(1,134)	(8,811)
Depreciation and amortization	(209)	(209)	—
Interest expense(4)(5)(6)	(69,695)	(43,831)	(46,101)
Realized and unrealized gain (loss) on derivative instruments(7)	—	—	49,832
Gain (loss) on modification of financial liabilities, net(8)	(28,517)	—	(1,949)
(1)Includes revenue from services provided to the Partnership's equity-accounted investments and from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation prior to May 8, 2019.
(2)Includes ship management and crew training services provided by Teekay Corporation prior to May 8, 2019.
(3)Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and for reimbursements to Teekay Corporation for costs incurred on the Partnership’s behalf prior to May 8, 2019 and reimbursements to the general partner for costs incurred on the Partnership’s behalf.
(4)Includes interest expense of $22.8 million for the year ended December 31, 2021 (December 31, 2020 - $35.0 million, December 31, 2019 - $38.5 million), incurred on a portion of five-year senior unsecured bonds held by Brookfield (see Note 21a for additional information).
(5)Includes interest expense of $10.9 million for the year ended December 31, 2021 (December 31, 2020 - $7.3 million, December 31, 2019 - $8.3 million) and a net interest accretion expense of $7.7 million for the year ended December 31, 2021 (December 31, 2020 - a net interest accretion expense of $1.4 million, December 31, 2019 - interest accretion income of $0.6 million) incurred on the unsecured revolving credit facility provided by Brookfield and, prior to May 8,2019, Teekay Corporation (see Note 21a for additional information).
(6)Includes interest expense of $27.7 million incurred on the 11.50% PIK Notes for the year ended December 31, 2021 (December 31, 2020 - $nil, December 31, 2019 - $nil) and interest expense of $0.5 million incurred on the 12.50% PIK Notes for the year ended December 31, 2021 (December 31, 2020 - $nil, December 31, 2019 - $nil). See Notes 21a and b for additional information.
(7)Relates to unrealized gain (loss) on warrants held by Brookfield and Teekay Corporation prior to May 8, 2019 (see Note 18 for additional information).
(8)Relates to a loss on refinancing of an unsecured revolving credit facility provided by Brookfield of $28.5 million during the year ended December 31, 2021 (December 31, 2020 - $nil, December 31, 2019 - $1.9 million). See Note 21a additional information.

As at December 31, 2021, the carrying value of amounts due from related parties totaled $1.0 million (December 31, 2020 - $10.0 million). As at December 31, 2021, the carrying value of amounts due to related parties totaled $797.4 million (December 31, 2020 - $622.0 million) and consisted only of11.50% PIK Notes and 12.50% PIK Notes issued to Brookfield (see Notes 21a and b).